Statement of Profit or Loss and Other Comprehensive Income - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue
Software income	$ 542,556	$ 14,524
Integration and development income	107,141	182,685
Operating revenue	649,697	197,209
Other revenue	2,140,740	1,136,082
Total revenue	2,790,437	1,333,291
Expenses
General administration	(3,205,408)	(4,171,530)
Employee expenses	(5,862,699)	(11,762,310)
Sales and marketing	(910,399)	(2,106,498)
Depreciation and amortisation expense	(312,558)	(363,695)
Impairment of assets and receivables	(475,785)	(973,663)
Fair value adjustment - Triage	(1,807,829)	(551,089)
Unrealised currency gains/(losses)	39,672	137,374
Subscription costs	(469,903)	(266,844)
Insurance	(1,825,428)	(1,343,312)
Cloud infrastructure costs	(563,991)
Total expenses	(15,394,328)	(21,401,567)
Operating loss	(12,603,891)	(20,068,276)
Finance income	254,392	155,255
Finance costs	(477,678)	(163,822)
Net finance income / (costs)	(223,286)	(8,567)
Loss before income tax	(12,827,177)	(20,076,843)
Income tax benefit
Net loss for the year after tax attributable to members	(12,827,177)	(20,076,843)
Other comprehensive income
Items that may be reclassified subsequently to profit or loss
Foreign currency translation	(283,273)
Other comprehensive income for the year, net of tax	(283,273)
Total comprehensive income for the year attributable to the owners of Advanced Health Intelligence Ltd	$ (13,110,450)	$ (20,076,843)
Basic loss per share (in Dollars per share)	$ (6.94)	$ (13.08)
Diluted loss per share (in Dollars per share)	$ (6.94)	$ (13.08)